Goodwill and Intangible Assets Goodwill (Details) - USD ($)		3 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Goodwill [Line Items]
Goodwill impairment	[1]		$ 224,800,000	$ 0	$ 0
Goodwill, Impaired, Accumulated Impairment Loss			0
Goodwill	[2]		227,900,000	452,700,000
Amortization of intangible assets			$ 31,000,000.0	57,700,000	$ 56,900,000
Property Segment
Goodwill [Line Items]
Goodwill impairment		$ 224,800,000
Personal Lines Segment | Agency Channel
Goodwill [Line Items]
Goodwill Attributable to Reporting Unit, Percent			98.00%
Policies in force
Goodwill [Line Items]
Gross Carrying Amount			$ 0	$ 256,200,000
Policies in force | Fully Amortized
Goodwill [Line Items]
Gross Carrying Amount						$ 256,200,000

[1]	See Note 15 – Goodwill and Intangible Assets for further discussion.
[2]	See Note 15 – Goodwill and Intangible Assets for further discussion.